CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details4) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Aug. 30, 2012
Current assets:
Cash and equivalents	$ 142,753,000	$ 216,155,000	$ 351,134,000	$ 544,311,000	$ 130,928,000	$ 98,531,000	$ 98,531,000
Receivables, net	48,320,000	99,252,000		106,148,000
Deferred tax asset	107,938,000	107,938,000		110,097,000
Other current assets	86,767,000	84,343,000		80,824,000
Total current assets	385,778,000	507,688,000		841,380,000
Property, net	1,266,860,000	1,247,230,000		1,179,754,000
Intangible assets, net	223,314,000	225,515,000		234,319,000
Goodwill	2,291,943,000	2,291,943,000		2,291,943,000	2,251,296,000
Deferred tax asset	75,799,000	73,817,000		96,824,000
Other long-term assets	419,100,000	417,604,000		402,504,000
Total assets	4,662,794,000	4,763,797,000		5,046,724,000
Current liabilities:
Accounts payable	210,326,000	262,635,000		268,163,000
Accrued expenses and other liabilities	136,459,000	136,262,000		170,920,000
Deferred revenues and income	183,374,000	213,882,000		202,833,000
Current maturities of corporate borrowings and capital and financing lease obligations	23,901,000	23,598,000		16,080,000
Total current liabilities	554,060,000	636,377,000		657,996,000
Corporate borrowings	1,771,628,000	1,775,132,000		2,069,672,000
Capital and financing lease obligations	99,790,000	101,533,000		109,258,000
Exhibitor services agreement	319,859,000	316,815,000		329,913,000
Other long-term liabilities	419,610,000	419,717,000		370,946,000
Total liabilities	3,164,947,000	3,249,574,000		3,537,785,000
Stockholder's equity:
Total stockholder's equity	1,497,847,000	1,514,223,000		1,508,939,000	768,585,000
Total liabilities and stockholder's equity	4,662,794,000	4,763,797,000		5,046,724,000
Consolidating Adjustments
Current assets:
Investment in equity of subsidiaries	(1,629,818,000)	(1,643,031,000)		(1,636,532,000)
Total assets	(1,629,818,000)	(1,643,031,000)		(1,636,532,000)
Stockholder's equity:
Total stockholder's equity	(1,629,818,000)	(1,643,031,000)		(1,636,532,000)
Total liabilities and stockholder's equity	(1,629,818,000)	(1,643,031,000)		(1,636,532,000)
AMCE
Current assets:
Cash and equivalents	334,000	403,000	565,000	485,000
Receivables, net	(21,000)	(21,000)
Total current assets	313,000	382,000
Investment in equity of subsidiaries	1,600,969,000	1,617,873,000
Intercompany advances	1,679,967,000	1,673,001,000
Other long-term assets	12,435,000	13,129,000
Total assets	3,293,684,000	3,304,385,000
Current liabilities:
Accrued expenses and other liabilities	15,281,000	6,102,000
Current maturities of corporate borrowings and capital and financing lease obligations	14,484,000	14,484,000
Total current liabilities	29,765,000	20,586,000
Corporate borrowings	1,766,072,000	1,769,576,000
Total liabilities	1,795,837,000	1,790,162,000
Stockholder's equity:
Total stockholder's equity	1,497,847,000	1,514,223,000
Total liabilities and stockholder's equity	3,293,684,000	3,304,385,000
Subsidiary Guarantors
Current assets:
Cash and equivalents	101,030,000	174,117,000	308,818,000	501,989,000
Receivables, net	48,316,000	99,224,000
Deferred tax asset	107,938,000	107,938,000
Other current assets	85,328,000	82,981,000
Total current assets	342,612,000	464,260,000
Investment in equity of subsidiaries	28,849,000	25,158,000
Property, net	1,266,602,000	1,246,945,000
Intangible assets, net	223,314,000	225,515,000
Intercompany advances	(1,684,908,000)	(1,675,584,000)
Goodwill	2,291,943,000	2,291,943,000
Deferred tax asset	75,799,000	73,817,000
Other long-term assets	406,643,000	404,454,000
Total assets	2,950,854,000	3,056,508,000
Current liabilities:
Accounts payable	210,021,000	262,288,000
Accrued expenses and other liabilities	121,268,000	130,213,000
Deferred revenues and income	183,371,000	213,881,000
Current maturities of corporate borrowings and capital and financing lease obligations	9,417,000	9,114,000
Total current liabilities	524,077,000	615,496,000
Corporate borrowings	5,556,000	5,556,000
Capital and financing lease obligations	99,790,000	101,533,000
Exhibitor services agreement	319,859,000	316,815,000
Other long-term liabilities	400,603,000	399,235,000
Total liabilities	1,349,885,000	1,438,635,000
Stockholder's equity:
Total stockholder's equity	1,600,969,000	1,617,873,000
Total liabilities and stockholder's equity	2,950,854,000	3,056,508,000
Subsidiary Non-Guarantors
Current assets:
Cash and equivalents	41,389,000	41,635,000	41,751,000	41,837,000
Receivables, net	25,000	49,000
Other current assets	1,439,000	1,362,000
Total current assets	42,853,000	43,046,000
Property, net	258,000	285,000
Intercompany advances	4,941,000	2,583,000
Other long-term assets	22,000	21,000
Total assets	48,074,000	45,935,000
Current liabilities:
Accounts payable	305,000	347,000
Accrued expenses and other liabilities	(90,000)	(53,000)
Deferred revenues and income	3,000	1,000
Total current liabilities	218,000	295,000
Other long-term liabilities	19,007,000	20,482,000
Total liabilities	19,225,000	20,777,000
Stockholder's equity:
Total stockholder's equity	28,849,000	25,158,000
Total liabilities and stockholder's equity	$ 48,074,000	$ 45,935,000